THE OBERWEIS FUNDS
OBERWEIS China OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 25, 2016
TO THE PROSPECTUS DATED MAY 1, 2016

Effective May 19, 2016, John Wong is no longer co-portfolio manager of the Oberweis China Opportunities Fund (the “Fund”). Accordingly, all references to Mr. Wong in the Prospectus are hereby deleted. In addition, effective on the same date, Barry Wang became co-portfolio manager of the Fund.

The second sentence under “Management – Portfolio Managers” in the Fund’s Summary section of the Prospectus is revised to read as follows:

Barry Wang, Portfolio Manager, has been a co-portfolio manager of the Fund since 2016.

In addition, the last two paragraphs in the Prospectus under “Management of the Funds – Fund Managers” are revised to read as follows:

Barry Wang is the co-portfolio manager of the China Opportunities Fund. Barry Wang joined Oberweis Asset Management (Asia) Ltd. in June 2011 as an Analyst for the China investment team and was promoted to Portfolio Manager in May 2016. Previously, Barry worked at Wensli Group in Hangzhou, China as an equity research analyst with responsibility for the Chinese healthcare sector. Barry completed his Master's program in International Finance from Columbia University in May 2011. He also earned a Master’s degree in International Relations from Peking University and a Bachelor's degree in history from Beijing Normal University. Barry is fluent in Mandarin, Shanghainese and English and is a holder of the Chartered Financial Analyst (CFA) designation.

The Statement of Additional Information provides additional information about James W. Oberweis, Kenneth S. Farsalas, Ralf A. Scherschmidt and Barry Wang, including their compensation, other accounts they manage, and their ownership of securities in the Fund(s) they manage.

May 25, 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE OBERWEIS FUNDS
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
1-800-245-7311

THE OBERWEIS FUNDS
OBERWEIS China OPPORTUNITIES FUND

SUPPLEMENT DATED MAY 25, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016

Effective May 19, 2016, John Wong is no longer co-portfolio manager of the Oberweis China Opportunities Fund (the “Fund”). Accordingly, all references to Mr. Wong in the Statement of Additional Information (“SAI”) are hereby deleted. In addition, effective on the same date, Barry Wang became co-portfolio manager of the Fund.

The following information regarding Mr. Wang is added to the “Management” section of the SAI:

Barry Wang, co-portfolio manager of the China Opportunities Fund, is primarily responsible for the day-to-day management of that Fund and other accounts. As of April 30, 2016, information on these other accounts is as follows:

Type of Account	Number of Accounts	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	None	None
Other pooled investment vehicles	0	$0	None	None
Other accounts	0	$0	None	None

Mr. Wang’s compensation consists of a base and an incentive-based fee. The incentive fee is computed based on the revenues of the China Opportunities Fund, as well as the performance of this Fund.

As of April 30, 2016, the dollar range of equity securities in the China Opportunities Fund beneficially owned by Mr. Wang was: None.

May 25, 2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE OBERWEIS FUNDS
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
1-800-245-7311